STRATUS FUND, INC.

                           INSTITUTIONAL CLASS SHARES


                         GOVERNMENT SECURITIES PORTFOLIO
                                GROWTH PORTFOLIO


                      SUPPLEMENT DATED DECEMBER 22, 2000 TO
                        PROSPECTUS DATED NOVEMBER 1, 2000


         Stratus Fund, Inc. no longer offers shares of its International Portfolio for sale to the public.

         You may reach Stratus Fund, Inc. toll free at 1-888-769-2362.

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED NOVEMBER 1, 2000. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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                               STRATUS FUND, INC.

                              RETAIL CLASS A SHARES

                         GOVERNMENT SECURITIES PORTFOLIO
                                GROWTH PORTFOLIO


                      SUPPLEMENT DATED DECEMBER 22, 2000 TO
                        PROSPECTUS DATED NOVEMBER 1, 2000


     Stratus Fund, Inc. no longer offers shares of its International Portfolio for sale to the public.

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED NOVEMBER 1, 2000. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STRATUS FUND, INC.



                         GOVERNMENT SECURITIES PORTFOLIO
                                GROWTH PORTFOLIO


                     SUPPLEMENT DATED DECEMBER 22, 2000 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 1999


         Stratus Fund no longer offers shares of its International Portfolio for sale to the public.

         You may reach Stratus Fund, Inc. toll free at 1-888-769-2362.

THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION OF STRATUS FUND, INC. DATED NOVEMBER 1, 2000. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.